N-2 - $ / shares		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prospectus [Line Items]
Document Period End Date		Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key		0000813623
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		The Swiss Helvetia Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Note 4—Capital Share Transactions
The Fund is authorized to issue up to 50 million shares of capital stock. Transactions in capital shares were as follows:

	For the Year Ended		For the Year Ended
	December 31, 2024		December 31, 2023
	Shares	Amount	Shares	Amount
Dividends Reinvested	—	$—	—	$—
Repurchased through Stock Repurchase Program (Note 6)	—	—	(205,045)	(1,687,724)
Repurchased from Tender Offer	—	—	—	—
Net Increase/(Decrease)	—	$—	(205,045)	$(1,687,724)

Common Stock [Member]
General Description of Registrant [Abstract]
Share Price	$ 7.49	$ 7.49	$ 8.20	$ 7.56	$ 9.94	$ 8.94
NAV Per Share	$ 8.94	$ 8.94	$ 9.76	$ 8.80	$ 11.50	$ 10.45
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Not Held [Shares]	12,990,705